RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Related Party Transaction [Line Items]
Purchase of property and equipment		$ 494,734		$ 559,042		$ 437,912
Melco International and Its subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Management fee expenses		4,339	[1]	1,787	[2]	1,191	[2]
Shared service fee income for corporate office		3,044		951		232
Melco International and Its subsidiary [Member] | Transactions with affiliated companies [Member] | Cyprus Project [Member]
Related Party Transaction [Line Items]
Service fee income	[3]	2,625		0		0
Management fee income	[4]	1,903		1,487		0
A joint venture and a subsidiary of MECOM Power and Construction Limited ("MECOM")( [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Purchase of property and equipment	[5],[6]	13,454		35,510		0
Consultancy fee expense	[5],[6]	$ 11,723		$ 2,228		$ 0

[1]	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of the Company's Chief Executive Officer.
[2]	The amount mainly included the Company's reimbursement to Melco International's subsidiary for service fees incurred on its behalf for the operation of the office of the Company's Chief Executive Officer.
[3]	The amount mainly represents management fee income for design and construction services provided by the Group to a subsidiary of Melco International for development of an integrated casino resort and up to four satellite casinos in the Republic of Cyprus ("Cyprus Project").
[4]	The amount mainly represents management fee income for services provided by the Group to a subsidiary of Melco International for management and operation for the Cyprus Project.
[5]	A company in which Mr. Lawrence Yau Lung Ho, the Company's Chief Executive Officer, has a shareholding interest of approximately 20%.
[6]	In July 2018, the Group entered into a term contract with EHY Construction and Engineering Company Limited ("EHY Construction"), a subsidiary of MECOM, pursuant to which EHY Construction agreed to provide certain services to the Group, including but not limited to structural steelworks, civil engineering construction and fitting out and renovation work for a term of three years. The performance by EHY Construction of these services under the term contract is subject to (i) individual work orders as may be issued to EHY Construction from time to time; and (ii) the maximum aggregate contract amount of HK$600,000,000 (equivalent to $76,613). The amounts included the services provided by EHY Construction of $23,015 during the year ended December 31, 2018.